SEGMENT INFORMATION (Schedule of Segment Reporting Information, by Segment) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Segment Reporting Information [Line Items]
Segment Reporting, Disclosure of Major Customers										We do not rely on any major customers as a source of sales
Company sales										$ 3,041,516	$ 3,062,579	$ 3,166,659
Franchise and other revenues										93,901	88,258	90,830
Revenues		$ 817,093	$ 812,534	$ 766,400	$ 739,390	$ 810,661	$ 810,641	$ 771,043	$ 758,492	3,135,417	3,150,837	3,257,489
Company restaurant expenses(1)	[1]									2,587,407	2,582,776	2,638,872
Depreciation and amortization										151,392	156,409	156,368
General and administrative										136,012	132,819	127,593
Other gains and charges										34,500	22,655	17,180
Total operating costs and expenses										2,909,311	2,894,659	2,940,013
Operating income										226,106	256,178	317,476
Interest expense										58,986	49,547	32,574
Other, net										(3,102)	(1,877)	(1,485)
Income before provision for income taxes		55,015	$ 58,916	$ 41,142	$ 15,149	67,662	$ 59,612	$ 48,268	$ 32,966	170,222	208,508	286,387
Segment assets		1,347,340				1,403,633				1,347,340	1,403,633
Equity Method Investments						10,171					10,171
Payments for property and equipment										101,281	102,573	112,788
Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Company sales										2,628,262	2,653,301	2,754,904
Franchise and other revenues										71,914	66,693	68,484
Revenues										2,700,176	2,719,994	2,823,388
Company restaurant expenses(1)	[1]									2,223,987	2,220,607	2,272,771
Depreciation and amortization										124,997	129,335	131,306
General and administrative										39,580	37,005	35,845
Other gains and charges										24,498	13,229	6,973
Total operating costs and expenses										2,413,062	2,400,176	2,446,895
Operating income										287,114	319,818	376,493
Interest expense										0	0	0
Other, net										0	0	0
Income before provision for income taxes										287,114	319,818	376,493
Segment assets		1,122,152				1,164,631				1,122,152	1,164,631
Equity Method Investments						10,171					10,171
Payments for property and equipment										85,327	75,992	80,277
Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Company sales										413,254	409,278	411,755
Franchise and other revenues										21,987	21,565	22,346
Revenues										435,241	430,843	434,101
Company restaurant expenses(1)	[1]									362,843	361,700	364,466
Depreciation and amortization										15,912	16,172	15,046
General and administrative										5,560	6,191	6,225
Other gains and charges										1,061	783	3,472
Total operating costs and expenses										385,376	384,846	389,209
Operating income										49,865	45,997	44,892
Interest expense										0	0	0
Other, net										0	0	0
Income before provision for income taxes										49,865	45,997	44,892
Segment assets		151,078				162,832				151,078	162,832
Equity Method Investments						0					0
Payments for property and equipment										7,519	13,288	17,540
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Company sales										0	0	0
Franchise and other revenues										0	0	0
Revenues										0	0	0
Company restaurant expenses(1)	[1]									577	469	1,635
Depreciation and amortization										10,483	10,902	10,016
General and administrative										90,872	89,623	85,523
Other gains and charges										8,941	8,643	6,735
Total operating costs and expenses										110,873	109,637	103,909
Operating income										(110,873)	(109,637)	(103,909)
Interest expense										58,986	49,547	32,574
Other, net										(3,102)	(1,877)	(1,485)
Income before provision for income taxes										(166,757)	(157,307)	(134,998)
Segment assets		$ 74,110				76,170				74,110	76,170
Equity Method Investments						$ 0					0
Payments for property and equipment										$ 8,435	$ 13,293	$ 14,971

[1]	Company restaurant expenses includes Cost of sales, Restaurant labor and Restaurant expenses, including advertising.